Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Summary of operating segment information

	2021
	Core	Supplemental	Total
Net revenue	935,999	296,075	1,232,074
Cost of sales	(228,474)	(65,933)	(294,407)
Gross profit	707,525	230,142	937,667
Selling expenses	(396,369)	(99,929)	(496,298)
Segment profit	311,156	130,213	441,369
General and administrative expenses	—	—	(328,643)
Other income (expenses), net	—	—	16,673
Operating profit	—	—	129,399
Finance income	—	—	91,212
Finance costs	—	—	(372,086)
Share of loss of equity-accounted investees	—	—	(22,182)
Loss before income taxes	—	—	(173,657)
Income taxes benefit	—	—	15,574
Net loss for the year	—	—	(158,083)

Other disclosures
Depreciation and amortization	177,564	17,321	194,885
Investments in associates and joint ventures	126,873	—	126,873
Capital expenditures	186,846	24,550	211,396

	2020
	Core	Supplemental	Total
Net revenue	841,145	160,565	1,001,710
Cost of sales	(190,893)	(30,237)	(221,130)
Gross profit	650,252	130,328	780,580
Selling expenses	(309,816)	(62,453)	(372,269)
Segment profit	340,436	67,875	408,311
General and administrative expenses	—	—	(270,558)
Other income (expenses), net	—	—	(2,258)
Operating profit	—	—	135,495
Finance income	—	—	45,211
Finance costs	—	—	(142,013)
Share of loss of equity-accounted investees	—	—	409
Profit before income taxes	—	—	39,102
Income taxes expense	—	—	(22,322)
Net profit for the year	—	—	16,780

Other disclosures
Depreciation and amortization	118,416	9,039	127,455
Investments in associates and joint ventures	9,654	—	9,654
Capital expenditures	95,672	11,977	107,649

	2019
	Core	Supplemental	Total
Net revenue	433,372	139,465	572,837
Cost of sales	(97,513)	(19,745)	(117,258)
Gross profit	335,859	119,720	455,579
Selling expenses	—	—	(199,780)
General and administrative expenses	—	—	(191,438)
Other income (expenses), net	—	—	(6,287)
Operating profit	—	—	58,074
Finance income	—	—	72,047
Finance costs	—	—	(170,855)
Share of loss of equity-accounted investees	—	—	(1,800)
Loss before income taxes	—	—	(42,534)
Income taxes benefit	—	—	33,103
Net loss for the year	—	—	(9,431)

Other disclosures
Depreciation and amortization	43,854	4,460	48,314
Investments in associates and joint ventures	48,574	—	48,574
Capital expenditures	45,851	8,242	54,093

Summary of allocation of assets and liabilities by operating segment

			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
As of December 31, 2021
Total assets	5,637,667	378,520	6,016,187	(26,068)	5,990,119
Total liabilities	4,048,511	92,442	4,140,953	(26,068)	4,114,885

As of December 31, 2020
Total assets	4,342,905	253,480	4,596,385	(20,105)	4,576,280
Total liabilities	2,316,545	78,956	2,395,501	(20,105)	2,375,396